Risks arising from financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Risks arising from financial instruments and risk management
Schedule of exposure to foreign exchange risk

As at December 31 (expressed in GBP)	2021	2020
Financial assets
Cash	£2,577,674		£—
Trade and other receivables	30,983		344
	£2,608,657		£—
Financial liabilities
Trade and other payables	£239,763	£
	£239,763	£

As at December 31 (expressed in CAD)	2021	2020
Financial assets
Trade and other receivables	$255,880	$—
	$255,880	$—

Financial liabilities
Trade and other payables	$234,711	$—
	$234,711	$—

As at December 31 (expressed in LSL)	2021		2020
Financial assets
Cash	L	321,646	L	—
Trade and other receivables
	L	323,667	L	—

Financial liabilities
Lease liabilities	L	38,965,352	L	—
Loans and borrowings		7,846,551		—
	L	46,811,903	L	—